Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/23 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Automobiles (3.1%)
BYD Co., Ltd. Class H (China)	215,000	$5,780,088
Kia Corp. (South Korea)	79,752	5,310,000

		11,090,088
Banks (15.1%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	1,834,302	5,094,520
Alinma Bank (Saudi Arabia)	556,820	5,313,649
Banco do Brasil SA (Brazil)	307,500	3,390,462
Bank Central Asia Tbk PT (Indonesia)	7,455,000	4,313,902
Bank Mandiri Persero Tbk PT (Indonesia)	15,316,900	5,777,167
Bank of China, Ltd. Class H (China)	19,166,000	7,041,903
Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,142,300	10,629,503
ICICI Bank, Ltd. (India)	1,175,217	13,175,677

		54,736,783
Broadline retail (4.8%)
Alibaba Group Holding, Ltd. (China)(NON)	661,368	6,159,605
MercadoLibre, Inc. (Brazil)(NON)	4,115	6,668,193
PDD Holdings, Inc. ADR (China)(NON)	31,500	4,644,360

		17,472,158
Capital markets (1.0%)
B3 SA - Brasil Bolsa Balcao (Brazil)	1,293,700	3,495,741

		3,495,741
Chemicals (0.8%)
Hansol Chemical Co., Ltd. (South Korea)	18,802	2,929,273

		2,929,273
Communications equipment (1.5%)
Accton Technology Corp. (Taiwan)	311,000	5,306,114

		5,306,114
Construction and engineering (0.8%)
Larsen & Toubro, Ltd. (India)	82,251	3,066,594

		3,066,594
Construction materials (1.3%)
UltraTech Cement, Ltd. (India)	44,006	4,751,131

		4,751,131
Consumer staples distribution and retail (3.9%)
Dino Polska SA (Poland)(NON)	36,597	4,083,751
Shoprite Holdings, Ltd. (South Africa)	296,692	4,050,083
Sumber Alfaria Trijaya Tbk PT (Indonesia)	16,567,900	3,065,756
WalMart de Mexico (Walmex) SAB de CV (Mexico)	695,000	2,736,224

		13,935,814
Electrical equipment (1.7%)
KEI Industries, Ltd. (India)	181,885	6,282,591

		6,282,591
Electronic equipment, instruments, and components (3.3%)
Elite Material Co., Ltd. (Taiwan)	176,000	2,140,845
Samsung SDI Co., Ltd. (South Korea)	14,967	5,475,661
Sinbon Electronics Co., Ltd. (Taiwan)	467,000	4,282,827

		11,899,333
Financial services (1.2%)
One 97 Communications, Ltd. (India)(NON)	185,499	1,948,219
REC, Ltd. (India)	614,593	2,569,840

		4,518,059
Gas utilities (1.2%)
China Resources Gas Group, Ltd. (China)	1,344,500	4,217,000

		4,217,000
Health care equipment and supplies (0.4%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	36,000	1,468,443

		1,468,443
Health care providers and services (2.6%)
Apollo Hospitals Enterprise, Ltd. (India)	73,306	4,860,139
Max Healthcare Institute, Ltd. (India)	606,324	4,622,658

		9,482,797
Hotels, restaurants, and leisure (5.7%)
Alsea SAB de CV (Mexico)(NON)	582,600	2,039,108
H World Group, Ltd. ADR (China)(NON)	129,600	4,740,768
Indian Hotels Co., Ltd. (India)	1,325,551	6,702,959
MakeMyTrip, Ltd. (India)(NON)	70,200	2,964,546
Meituan Class B (China)(NON)	355,310	4,121,092

		20,568,473
Insurance (1.4%)
AIA Group, Ltd. (Hong Kong)	583,000	5,030,430

		5,030,430
Interactive media and services (6.7%)
Tencent Holdings, Ltd. (China)	579,100	24,242,533

		24,242,533
IT Services (2.3%)
Tata Consultancy Services, Ltd. (India)	202,691	8,476,716

		8,476,716
Machinery (0.3%)
Shenzhen Inovance Technology Co., Ltd. Class A (China)	107,760	997,523

		997,523
Metals and mining (1.8%)
Anglo American PLC (United Kingdom)	115,978	3,153,597
APL Apollo Tubes, Ltd. (India)	172,736	3,495,681

		6,649,278
Oil, gas, and consumable fuels (4.3%)
PetroChina Co., Ltd. Class H (China)	9,834,000	6,458,390
PRIO SA (Brazil)(NON)	466,200	4,350,335
Reliance Industries, Ltd. (India)	160,862	4,585,972

		15,394,697
Passenger airlines (1.1%)
Copa Holdings SA Class A (Panama)	41,308	3,826,773

		3,826,773
Pharmaceuticals (3.1%)
AstraZeneca PLC (United Kingdom)	37,615	4,812,946
Eli Lilly and Co.	6,100	3,605,344
Sun Pharmaceutical Industries, Ltd. (India)	187,717	2,759,354

		11,177,644
Real estate management and development (1.5%)
Phoenix Mills, Ltd. (The) (India)	186,101	5,291,221

		5,291,221
Semiconductors and semiconductor equipment (13.8%)
Advanced Micro Devices, Inc.(NON)	30,500	3,695,380
SK Hynix, Inc. (South Korea)	93,052	9,657,530
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,983,889	36,642,252

		49,995,162
Software (1.7%)
Synopsys, Inc.(NON)	5,900	3,205,057
Totvs SA (Brazil)	421,820	2,854,669

		6,059,726
Technology hardware, storage, and peripherals (6.0%)
AURAS Technology Co., Ltd. (Taiwan)	213,000	2,495,455
Samsung Electronics Co., Ltd. (South Korea)	338,026	19,073,978

		21,569,433
Textiles, apparel, and luxury goods (3.8%)
LVMH Moet Hennessy Louis Vuitton SA (France)	5,343	3,965,266
PRADA SpA (Italy)	748,100	4,113,386
Shenzhou International Group Holdings, Ltd. (China)	558,800	5,608,531

		13,687,183
Transportation infrastructure (1.5%)
International Container Terminal Services, Inc. (Philippines)	1,363,350	5,302,056

		5,302,056

Total common stocks (cost $310,501,396)		$352,920,767

INVESTMENT COMPANIES (1.5%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	106,600	$5,292,690

Total investment companies (cost $4,981,188)		$5,292,690

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	1,443,583	$1,443,583

Total short-term investments (cost $1,443,583)		$1,443,583
TOTAL INVESTMENTS

Total investments (cost $316,926,167)		$359,657,040

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $361,181,284.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,564,875	$4,250,005	$7,814,880	$33,773	$—
	Putnam Short Term Investment Fund**	6,198,433	27,749,833	32,504,683	63,672	1,443,583

	Total Short-term investments	$9,763,308	$31,999,838	$40,319,563	$97,445	$1,443,583
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	India	21.0%
	China	21.0
	Taiwan	14.1
	South Korea	11.8
	Brazil	5.8
	United States	4.8
	Mexico	4.3
	Indonesia	3.7
	United Kingdom	2.2
	Saudi Arabia	1.5
	Philippines	1.5
	United Arab Emirates	1.4
	Hong Kong	1.4
	Italy	1.1
	Poland	1.1
	South Africa	1.1
	France	1.1
	Panama	1.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$24,242,533	$—	$—
Consumer discretionary	58,852,636	3,965,266	—
Consumer staples	5,801,980	8,133,834	—
Energy	15,394,697	—	—
Financials	67,781,013	—	—
Health care	17,315,938	4,812,946	—
Industrials	19,475,537	—	—
Information technology	103,306,484	—	—
Materials	11,176,085	3,153,597	—
Real estate	5,291,221	—	—
Utilities	4,217,000	—	—

Total common stocks	332,855,124	20,065,643	—
Investment companies	5,292,690	—	—
Short-term investments	—	1,443,583	—

Totals by level	$338,147,814	$21,509,226	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com